RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 31, 2020	Jan. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease Monthly Payment			$ 15,096	$ 15,096
Interest Rate	5.00%
Dmitriy Nikitin
Cash Compensation Received				12,749
ICT Promissory Note 1 [Member]
Interest Rate		6.00%
Cash Compensation Received				$ 75,218
Debt Instrument, Maturity Date		Jan. 31, 2023
Promissory Note, Principal Amount		$ 439,990
Ict Investments [Member]
Exhanges Shares Of Common Stock				26,609,186	2,616,316
Exhanges Shares Of Common Stock, Value				$ 4,520,018
Sales Demonstration Equipment Value					$ 495,150
ICT Promissory Note 2 [Member]
Promissory Note, Principal Amount			$ 261,684
ICT Promissory Note 2 [Member] | Long-Term Liabilities [Member]
Interest Rate	6.00%
Debt Instrument, Maturity Date	Dec. 31, 2023
Promissory Note, Principal Amount	$ 745,438
President
Shares Received Upon Reassignment				555,555
Arnold Bykov
Shares Received Upon Reassignment				277,777
Tatiana Nikitina
Shares Received Upon Reassignment				200,000